SCHEDULE OF STOCK AWARDS (Details) - Directors Stock Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock awards, Unvested		21,732
Weighted average exercise price, Unvested		$ 114.75
Weighted average remaining contractual life, Unvested			11 months 1 day
Stock awards, Vested		(21,732)
Weighted average exercise price, Vested		$ 114.75
Stock awards, Unvested			21,732
Weighted average exercise price, Unvested			$ 114.75